Business and Organization (Details)	1 Months Ended
	Dec. 31, 2019	Jul. 07, 2019	May 05, 2019	Aug. 03, 2018	Nov. 03, 2017	Oct. 09, 2014
Business and Organization (Textual)
Description of equity ownership interests	Pursuant to the Agreement, Hangzhou Longyun agreed to transfer to Dao Wuxing 20% of the equity interests of its wholly-owned subsidiary Dacheng Liantong. In return, Dao Wuxing agreed to transfer to Hangzhou Longyun 100% of the equity interests of Shenzhen Aipu Hongfu Technology Co., Ltd. ("Shenzhen Aipu") and Shenzhen Zhuoyue Chuancheng Jewelry Co., Ltd. ("Shenzhen Zhuoyue"), both of which are limited liability companies organized under the laws of the PRC and wholly-owned subsidiaries of Dao Wuxing. Shenzhen Aipu and Shenzhen Zhuoyue hold 30% of equity interest and 70% of equity interest, respectively, in Guo Ronghong Business Factoring Shenzhen Co. Ltd. ("Guo Ronghong"), a limited liability company organized under the laws of the PRC.
Yu Han holding [Member]
Business and Organization (Textual)
Equity ownership interest						85.00%
Koulin Han holding [Member]
Business and Organization (Textual)
Equity ownership interest						15.00%
Hangzhou Taikexi Dacheng Automotive Technology Service Co., Ltd [Member]
Business and Organization (Textual)
Equity ownership interest					60.00%
Guanpeng [Member]
Business and Organization (Textual)
Equity ownership interest				51.00%
Shengyuan [Member]
Business and Organization (Textual)
Equity ownership interest			49.00%
Dacheng Liantong [Member]
Business and Organization (Textual)
Equity ownership interest		80.00%